Other Income (Tables)	12 Months Ended
Dec. 31, 2014
Other Income [Abstract]
Components of Other Income

The components of other income for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2014	2013
ATM and check card fees	$534	$487
Wire transfer fees	95	88
Safe deposit box fees	68	59
Other	147	80
Total other income	$844	$714